DISCONTINUED OPERATIONS - Summary of the Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Security Segment [Member]
DISCONTINUED OPERATIONS
Cost of sales	$ 88,541	$ 1,650,823
Selling, general and administrative	83,829	877,795
Professional fees		4,219
Depreciation and amortization	2,174	51,654
Total costs and expenses	174,544	2,584,491
Operating loss	(54,337)	(465,759)
Interest expense, net	984	3,422
Net loss from discontinued operations	(55,321)	(469,181)
Security Segment [Member] | Service
DISCONTINUED OPERATIONS
Revenues	120,207	2,118,732
Consumer Goods Segment [Member]
DISCONTINUED OPERATIONS
Revenues	33	222,220
Cost of goods sold		223,354
Selling, general and administrative	5,582	833,742
Professional fees		110,064
Depreciation and amortization		28,897
Impairment of assets		232,521
Total costs and expenses	5,582	1,428,578
Operating loss	(5,549)	(1,206,358)
Net loss from discontinued operations	(5,549)	(1,206,358)
Consumer Goods Segment [Member] | Product sales
DISCONTINUED OPERATIONS
Revenues	$ 33	$ 222,220